Schedule of Investments
(unaudited)
July 31, 2025
iShares
®
iBonds
®
2028 Term High Yield and Income ETF

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Corporate Bonds
Aerospace & Defense — 1.9%
Bombardier, Inc., 6.00%, 02/15/28
(a)
....... USD 976 $ 980,165
BWX Technologies, Inc., 4.13%, 06/30/28
(a)
... 518 501,349
Spirit AeroSystems, Inc., 4.60%, 06/15/28
(b)
... 916 901,252
TransDigm, Inc., 6.75%, 08/15/28
(a)
........ 2,804 2,861,402
5,244,168
Automobile Components — 2.2%
Adient Global Holdings Ltd., 7.00%, 04/15/28
(a)
. 677 693,032
American Axle & Manufacturing, Inc., 6.88%,
07/01/28
(b)
...................... 528 525,911
Clarios Global LP, 6.75%, 05/15/28
(a)
....... 1,000 1,022,856
Dana, Inc., 5.63%, 06/15/28 ............ 532 532,107
Tenneco, Inc., 8.00%, 11/17/28
(a)
......... 2,517 2,498,677
ZF North America Capital, Inc., 6.88%,
04/14/28
(a)
...................... 790 786,516
6,059,099
Automobiles — 1.3%
(a)
Jaguar Land Rover Automotive plc, 5.88%,
01/15/28 ....................... 719 721,498
Nissan Motor Acceptance Co. LLC
2.75% , 03/09/28 ................... 765 708,526
2.45% , 09/15/28
(b)
.................. 451 407,585
7.05% , 09/15/28 ................... 930 957,435
PM General Purchaser LLC, 9.50%, 10/01/28
(b)
795 617,961
3,413,005
Biotechnology — 0.5%
(a)
Emergent BioSolutions, Inc., 3.88%, 08/15/28 . 608 469,349
Grifols SA, 4.75%, 10/15/28 ............ 900 866,740
1,336,089
Broadline Retail — 0.6%
ANGI Group LLC, 3.88%, 08/15/28
(a)
....... 717 667,809
Match Group Holdings II LLC, 4.63%, 06/01/28
(a)
643 628,273
Nordstrom, Inc., 6.95%, 03/15/28
(b)
........ 396 406,221
1,702,303
Building Products — 2.7%
AmeriTex HoldCo Intermediate LLC, 10.25%,
10/15/28
(a) (b)
..................... 631 669,942
Camelot Return Merger Sub, Inc., 8.75%,
08/01/28
(a)
...................... 899 826,658
Griffon Corp., 5.75%, 03/01/28 ........... 1,296 1,289,235
James Hardie International Finance DAC, 5.00%,
01/15/28
(a)
...................... 680 674,292
New Enterprise Stone & Lime Co., Inc.
(a)
5.25% , 07/15/28 ................... 772 766,535
9.75% , 07/15/28 ................... 320 321,061
Smyrna Ready Mix Concrete LLC, 6.00%,
11/01/28
(a) (b)
..................... 1,451 1,446,431
Standard Industries, Inc., 4.75%, 01/15/28
(a)
.. 1,349 1,332,494
7,326,648
Capital Markets — 0.8%
AG Issuer LLC, 6.25%, 03/01/28
(a)
........ 667 666,625
Coinbase Global, Inc., 3.38%, 10/01/28
(a)
.... 1,317 1,240,002
Prospect Capital Corp., 3.44%, 10/15/28
(b)
.... 374 337,629
2,244,256
Chemicals — 4.9%
Celanese US Holdings LLC, 6.85%, 11/15/28
(c)
. 1,305 1,359,370
Chemours Co. (The), 5.75%, 11/15/28
(a)
..... 1,055 976,862
Consolidated Energy Finance SA, 5.63%,
10/15/28
(a)
...................... 685 571,141
CVR Partners LP, 6.13%, 06/15/28
(a)
....... 704 699,982
Element Solutions, Inc., 3.88%, 09/01/28
(a)
... 1,069 1,029,674
Security
Par (000)
Par (000) Value
Chemicals (continued)
HB Fuller Co., 4.25%, 10/15/28 .......... USD 357 $ 344,613
Herens Holdco SARL, 4.75%, 05/15/28
(a)
.... 444 387,088
Illuminate Buyer LLC, 9.00%, 07/01/28
(a)
..... 575 577,036
INEOS Finance plc, 6.75%, 05/15/28
(a)
...... 620 610,552
Ingevity Corp., 3.88%, 11/01/28
(a)
......... 732 695,545
LSB Industries, Inc., 6.25%, 10/15/28
(a)
..... 646 635,398
Minerals Technologies, Inc., 5.00%, 07/01/28
(a)
. 529 521,107
Olympus Water US Holding Corp.
(a)
4.25% , 10/01/28 ................... 1,074 1,023,099
9.75% , 11/15/28 ................... 2,238 2,347,191
SCIH Salt Holdings, Inc., 4.88%, 05/01/28
(a)
... 1,424 1,382,688
13,161,346
Commercial Services & Supplies — 3.4%
Allied Universal Holdco LLC
4.63% , 06/01/28
(a)
.................. 2,623 2,544,936
Aramark Services, Inc., 5.00%, 02/01/28
(a)
.... 1,509 1,494,288
Garda World Security Corp., 7.75%, 02/15/28
(a)
527 542,593
GFL Environmental, Inc., 4.00%, 08/01/28
(a)
... 1,015 983,287
Interface, Inc., 5.50%, 12/01/28
(a)
......... 405 399,655
Madison IAQ LLC, 4.13%, 06/30/28
(a)
....... 927 897,238
Prime Security Services Borrower LLC, 6.25%,
01/15/28
(a) (b)
..................... 1,695 1,694,890
Williams Scotsman, Inc., 4.63%, 08/15/28
(a)
... 678 666,735
9,223,622
Communications Equipment — 0.5%
(a)
CommScope LLC, 7.13%, 07/01/28
(b)
....... 825 816,802
Viasat, Inc., 6.50%, 07/15/28 ............ 564 532,750
1,349,552
Construction & Engineering — 1.0%
Fluor Corp., 4.25%, 09/15/28 ............ 793 780,782
Pike Corp., 5.50%, 09/01/28
(a)
........... 965 961,026
Railworks Holdings LP, 8.25%, 11/15/28
(a) (b)
... 409 418,354
Weekley Homes LLC, 4.88%, 09/15/28
(a)
..... 568 548,005
2,708,167
Consumer Finance — 2.5%
Credit Acceptance Corp., 9.25%, 12/15/28
(a)
.. 789 834,564
Enova International, Inc., 11.25%, 12/15/28
(a)
.. 523 558,582
FirstCash, Inc., 4.63%, 09/01/28
(a)
......... 712 696,411
GGAM Finance Ltd., 8.00%, 06/15/28
(a)
..... 824 870,766
goeasy Ltd., 9.25%, 12/01/28
(a)
.......... 724 766,207
Navient Corp., 4.88%, 03/15/28 .......... 666 649,636
OneMain Finance Corp.
6.63% , 01/15/28 ................... 995 1,018,641
3.88% , 09/15/28 ................... 800 763,005
PRA Group, Inc., 8.38%, 02/01/28
(a)
........ 538 550,590
6,708,402
Consumer Staples Distribution & Retail — 1.4%
(a)
Albertsons Cos., Inc.
5.88% , 02/15/28 ................... 960 959,676
6.50% , 02/15/28
(b)
.................. 989 1,005,368
C&S Group Enterprises LLC, 5.00%, 12/15/28 . 561 501,415
United Natural Foods, Inc., 6.75%, 10/15/28
(b)
. 666 663,202
US Foods, Inc., 6.88%, 09/15/28 ......... 654 673,302
3,802,963
Containers & Packaging — 2.5%
Ardagh Metal Packaging Finance USA LLC,
3.25%, 09/01/28
(a) (b)
................ 834 786,282
Ball Corp., 6.88%, 03/15/28 ............ 969 989,355
Cascades, Inc., 5.38%, 01/15/28
(a)
........ 589 575,898
Graham Packaging Co., Inc., 7.13%, 08/15/28
(a)
674 671,987
Graphic Packaging International LLC, 3.50%,
03/15/28
(a)
...................... 598 571,870

Schedule of Investments
(unaudited) (continued)
July 31, 2025
iShares
®
iBonds
®
2028 Term High Yield and Income ETF

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Containers & Packaging (continued)
Iris Holding, Inc., 10.00%, 12/15/28
(a) (b)
...... USD 522 $ 485,345
LABL, Inc.
(a)
5.88% , 11/01/28 ................... 623 548,507
9.50% , 11/01/28 ................... 392 362,736
Sealed Air Corp., 6.13%, 02/01/28
(a)
....... 1,025 1,034,817
Silgan Holdings, Inc., 4.13%, 02/01/28 ...... 765 743,023
6,769,820
Distributors — 0.9%
(a)
American Builders & Contractors Supply Co.,
Inc., 4.00%, 01/15/28 ............... 929 904,580
Dealer Tire LLC, 8.00%, 02/01/28 ......... 658 644,843
RB Global Holdings, Inc., 6.75%, 03/15/28 ... 730 747,741
2,297,164
Diversified Consumer Services — 0.4%
Adtalem Global Education, Inc., 5.50%,
03/01/28
(a)
...................... 540 533,446
Grand Canyon University, 5.13%, 10/01/28
(b)
.. 593 572,633
1,106,079
Diversified REITs — 1.7%
(a)
Global Net Lease, Inc., 4.50%, 09/30/28 ..... 665 640,759
Uniti Group LP
10.50% , 02/15/28 .................. 2,993 3,162,087
4.75% , 04/15/28 ................... 730 708,551
4,511,397
Diversified Telecommunication Services — 3.3%
Altice Financing SA, 5.00%, 01/15/28
(a)
...... 1,573 1,261,222
CCO Holdings LLC, 5.00%, 02/01/28
(a)
...... 3,307 3,246,427
Frontier Communications Holdings LLC, 5.00%,
05/01/28
(a)
...................... 2,060 2,058,938
Frontier Florida LLC, Series E, 6.86%, 02/01/28 441 459,577
Iliad Holding SASU, 7.00%, 10/15/28
(a)
...... 1,316 1,335,696
Zayo Group Holdings, Inc., 6.13%, 03/01/28
(a)
. 708 639,336
9,001,196
Electric Utilities — 1.2%
NRG Energy, Inc., 5.75%, 01/15/28
(b)
....... 1,072 1,073,760
Pattern Energy Operations LP, 4.50%, 08/15/28
(a)
971 940,826
PG&E Corp., 5.00%, 07/01/28 ........... 1,324 1,292,085
3,306,671
Electrical Equipment — 0.4%
Vertiv Group Corp., 4.13%, 11/15/28
(a)
...... 1,089 1,058,679
Energy Equipment & Services — 1.4%
Archrock Partners LP, 6.25%, 04/01/28
(a)
..... 1,069 1,072,484
Bristow Group, Inc., 6.88%, 03/01/28
(a)
...... 532 533,555
Global Marine, Inc., 7.00%, 06/01/28 ....... 312 290,627
Nabors Industries Ltd., 7.50%, 01/15/28
(a) (b)
... 492 454,100
Oceaneering International, Inc., 6.00%,
02/01/28
(b)
...................... 362 364,588
Transocean Aquila Ltd., 8.00%, 09/30/28
(a)
... 347 352,484
Transocean Titan Financing Ltd., 8.38%,
02/01/28
(a)
...................... 656 672,570
3,740,408
Entertainment — 0.6%
(a)(b)
Cinemark USA, Inc., 5.25%, 07/15/28 ...... 1,030 1,023,198
Live Nation Entertainment, Inc., 3.75%, 01/15/28 684 664,629
1,687,827
Financial Services — 2.2%
(a)
Burford Capital Global Finance LLC, 6.25%,
04/15/28
(b)
...................... 495 492,602
Freedom Mortgage Corp., 12.00%, 10/01/28 .. 1,053 1,125,841
Jefferies Finance LLC, 5.00%, 08/15/28
(b)
.... 1,316 1,269,364
LD Holdings Group LLC, 6.13%, 04/01/28 .... 666 570,936
Security
Par (000)
Par (000) Value
Financial Services (continued)
Midcap Financial Issuer Trust, 6.50%, 05/01/28 USD 1,317 $ 1,305,786
Nationstar Mortgage Holdings, Inc., 5.50%,
08/15/28 ....................... 1,129 1,127,848
5,892,377
Food Products — 1.1%
B&G Foods, Inc., 8.00%, 09/15/28
(a) (b)
...... 1,055 986,689
Chobani LLC, 4.63%, 11/15/28
(a)
.......... 614 602,747
Lamb Weston Holdings, Inc., 4.88%, 05/15/28
(a)
710 702,976
TreeHouse Foods, Inc., 4.00%, 09/01/28
(b)
... 643 591,705
2,884,117
Gas Utilities — 0.3%
AmeriGas Partners LP, 9.38%, 06/01/28
(a)
.... 700 720,749
Ground Transportation — 0.8%
(a)
Avis Budget Car Rental LLC, 4.75%, 04/01/28
(b)
653 628,730
EquipmentShare.com, Inc., 9.00%, 05/15/28 .. 1,378 1,452,782
2,081,512
Health Care Equipment & Supplies — 1.9%
(a)
Avantor Funding, Inc., 4.63%, 07/15/28 ..... 2,049 2,003,089
Bausch + Lomb Corp., 8.38%, 10/01/28
(b)
.... 1,857 1,940,868
Hologic, Inc., 4.63%, 02/01/28 ........... 523 515,859
Teleflex, Inc., 4.25%, 06/01/28 ........... 626 606,769
5,066,585
Health Care Providers & Services — 3.3%
Acadia Healthcare Co., Inc., 5.50%, 07/01/28
(a)
. 592 584,446
AdaptHealth LLC, 6.13%, 08/01/28
(a) (b)
...... 466 464,106
Encompass Health Corp., 4.50%, 02/01/28 ... 1,031 1,015,466
Heartland Dental LLC, 10.50%, 04/30/28
(a)
... 928 978,905
Molina Healthcare, Inc., 4.38%, 06/15/28
(a)
... 1,077 1,031,512
Team Health Holdings, Inc., 8.38%, 06/30/28
(a)
. 565 567,753
Tenet Healthcare Corp.
4.63% , 06/15/28 ................... 811 797,287
6.13% , 10/01/28 ................... 3,160 3,160,296
Toledo Hospital (The), Series B, 5.33%, 11/15/28 381 381,598
8,981,369
Hotel & Resort REITs — 0.8%
Park Intermediate Holdings LLC, 5.88%,
10/01/28
(a)
...................... 935 931,969
RHP Hotel Properties LP, 7.25%, 07/15/28
(a)
.. 560 577,423
Service Properties Trust, 3.95%, 01/15/28
(b)
... 570 531,517
2,040,909
Hotels, Restaurants & Leisure — 6.0%
1011778 BC ULC
(a)
3.88% , 01/15/28 ................... 2,067 1,994,761
4.38% , 01/15/28 ................... 995 972,652
Acushnet Co., 7.38%, 10/15/28
(a)
......... 486 507,448
Churchill Downs, Inc., 4.75%, 01/15/28
(a)
.... 952 939,258
Full House Resorts, Inc., 8.25%, 02/15/28
(a) (b)
.. 592 572,550
GPS Hospitality Holding Co. LLC, 7.00%,
08/15/28
(a)
...................... 335 195,031
Hilton Domestic Operating Co., Inc., 5.75%,
05/01/28
(a)
...................... 662 662,605
Light & Wonder International, Inc., 7.00%,
05/15/28
(a)
...................... 926 927,192
Lindblad Expeditions Holdings, Inc., 9.00%,
05/15/28
(a)
...................... 330 343,967
Marriott Ownership Resorts, Inc., 4.75%,
01/15/28
(b)
...................... 466 454,434
Melco Resorts Finance Ltd., 5.75%, 07/21/28
(a)
. 1,108 1,088,067
MGM Resorts International, 4.75%, 10/15/28
(b)
. 980 967,673
NCL Finance Ltd., 6.13%, 03/15/28
(a)
....... 746 756,440
Six Flags Entertainment Corp., 6.50%, 10/01/28 382 385,473
Station Casinos LLC, 4.50%, 02/15/28
(a) (b)
.... 912 891,509

Schedule of Investments
(unaudited) (continued)
July 31, 2025
iShares
®
iBonds
®
2028 Term High Yield and Income ETF

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Hotels, Restaurants & Leisure (continued)
Studio City Finance Ltd., 6.50%, 01/15/28
(a)
... USD 670 $ 663,753
TKC Holdings, Inc., 6.88%, 05/15/28
(a)
...... 561 560,966
VOC Escrow Ltd., 5.00%, 02/15/28
(a)
....... 892 883,639
Wyndham Hotels & Resorts, Inc., 4.38%,
08/15/28
(a)
...................... 658 638,645
Wynn Macau Ltd., 5.63%, 08/26/28
(a) (b)
...... 1,788 1,768,066
16,174,129
Household Durables — 2.2%
Adams Homes, Inc., 9.25%, 10/15/28
(a)
..... 579 599,424
Dream Finders Homes, Inc., 8.25%, 08/15/28
(a)
. 400 413,961
Installed Building Products, Inc., 5.75%,
02/01/28
(a)
...................... 360 359,064
LGI Homes, Inc., 8.75%, 12/15/28
(a)
........ 528 552,897
M/I Homes, Inc., 4.95%, 02/01/28 ......... 542 537,039
Newell Brands, Inc., 8.50%, 06/01/28
(a)
...... 1,625 1,704,644
Shea Homes LP, 4.75%, 02/15/28 ......... 601 587,936
Taylor Morrison Communities, Inc., 5.75%,
01/15/28
(a) (b)
..................... 599 604,636
TRI Pointe Homes, Inc., 5.70%, 06/15/28
(b)
... 446 450,627
5,810,228
Household Products — 0.4%
Central Garden & Pet Co., 5.13%, 02/01/28
(b)
.. 400 398,355
Energizer Holdings, Inc., 4.75%, 06/15/28
(a)
... 749 728,929
1,127,284
Independent Power and Renewable Electricity Producers — 1.9%
(a)
Atlantica Sustainable Infrastructure Ltd., 4.13%,
06/15/28 ....................... 677 653,671
Calpine Corp.
4.50% , 02/15/28 ................... 1,623 1,605,291
5.13% , 03/15/28
(b)
.................. 1,850 1,840,955
Clearway Energy Operating LLC, 4.75%,
03/15/28 ....................... 1,129 1,109,366
5,209,283
Insurance — 0.9%
(a)
Alliant Holdings Intermediate LLC, 6.75%,
04/15/28 ....................... 1,657 1,679,347
Sagicor Financial Co. Ltd., 5.30%, 05/13/28 ... 658 656,402
2,335,749
Interactive Media & Services — 0.2%
Cars.com, Inc., 6.38%, 11/01/28
(a)
......... 526 525,334
IT Services — 2.0%
(a)
Acuris Finance US, Inc., 5.00%, 05/01/28 .... 620 596,010
Ahead DB Holdings LLC, 6.63%, 05/01/28 ... 504 504,987
Arches Buyer, Inc.
4.25% , 06/01/28
(b)
.................. 1,277 1,230,947
6.13% , 12/01/28 ................... 629 600,795
ASGN, Inc., 4.63%, 05/15/28 ............ 742 722,420
Cablevision Lightpath LLC, 5.63%, 09/15/28 .. 543 540,780
ION Trading Technologies SARL, 5.75%,
05/15/28 ....................... 604 584,758
Newfold Digital Holdings Group, Inc., 11.75%,
10/15/28 ....................... 353 254,759
Virtusa Corp., 7.13%, 12/15/28 .......... 446 426,090
5,461,546
Life Sciences Tools & Services — 0.2%
Charles River Laboratories International, Inc.,
4.25%, 05/01/28
(a)
................. 654 635,008
Machinery — 1.4%
ATS Corp., 4.13%, 12/15/28
(a)
........... 465 442,190
Calderys Financing LLC, 11.25%, 06/01/28
(a)
.. 727 768,898
Security
Par (000)
Par (000) Value
Machinery (continued)
Maxim Crane Works Holdings Capital LLC,
11.50%, 09/01/28
(a)
................ USD 652 $ 691,519
Titan International, Inc., 7.00%, 04/30/28 .... 518 516,596
Trinity Industries, Inc., 7.75%, 07/15/28
(a)
.... 766 797,613
Wabash National Corp., 4.50%, 10/15/28
(a)
... 564 504,927
3,721,743
Marine Transportation — 0.1%
Danaos Corp., 8.50%, 03/01/28
(a)
......... 323 328,262
Media — 8.8%
Advantage Sales & Marketing, Inc., 6.50%,
11/15/28
(a)
...................... 819 617,603
Block Communications, Inc., 4.88%, 03/01/28
(a) (b)
400 376,471
Clear Channel Outdoor Holdings, Inc.
(a)
7.75% , 04/15/28 ................... 1,333 1,260,544
9.00% , 09/15/28
(b)
.................. 928 972,638
CSC Holdings LLC
(a)
5.38% , 02/01/28 ................... 1,330 1,223,609
11.25% , 05/15/28 .................. 1,325 1,331,651
Discovery Communications LLC, 3.95%,
03/20/28 ....................... 1,640 1,578,478
DISH DBS Corp.
7.38% , 07/01/28 ................... 1,295 993,721
5.75% , 12/01/28
(a)
.................. 3,315 2,958,637
GCI LLC, 4.75%, 10/15/28
(a)
............ 768 741,064
iHeartCommunications, Inc., 4.75%, 01/15/28
(a)
333 274,943
Lamar Media Corp., 3.75%, 02/15/28 ....... 747 721,379
McGraw-Hill Education, Inc., 5.75%, 08/01/28
(a)
1,062 1,058,663
Nexstar Media, Inc., 4.75%, 11/01/28
(a) (b)
..... 1,335 1,297,254
Sirius XM Radio LLC, 4.00%, 07/15/28
(a) (b)
.... 2,613 2,488,996
Sunrise HoldCo IV BV, 5.50%, 01/15/28
(a)
.... 505 501,303
TEGNA, Inc., 4.63%, 03/15/28
(b)
.......... 1,319 1,289,027
Telenet Finance Luxembourg Notes SARL,
5.50%, 03/01/28
(a)
................. 1,400 1,380,299
Univision Communications, Inc., 8.00%,
08/15/28
(a)
...................... 1,910 1,962,698
Virgin Media Vendor Financing Notes IV DAC,
5.00%, 07/15/28
(a)
................. 665 643,744
23,672,722
Metals & Mining — 1.5%
Carpenter Technology Corp., 6.38%, 07/15/28
(b)
528 529,933
Century Aluminum Co., 7.50%, 04/01/28
(a)
.... 327 333,131
Constellium SE, 5.63%, 06/15/28
(a)
........ 390 386,741
Hecla Mining Co., 7.25%, 02/15/28 ........ 614 620,092
Infrabuild Australia Pty. Ltd., 14.50%, 11/15/28
(a)
25 27,116
Kaiser Aluminum Corp., 4.63%, 03/01/28
(a)
... 660 644,526
Mineral Resources Ltd., 9.25%, 10/01/28
(a)
... 1,465 1,522,108
4,063,647
Office REITs — 0.3%
Brandywine Operating Partnership LP, 8.30%,
03/15/28
(c)
...................... 476 506,715
Hudson Pacific Properties LP, 5.95%, 02/15/28 . 446 427,219
933,934
Oil, Gas & Consumable Fuels — 8.8%
Antero Midstream Partners LP, 5.75%, 01/15/28
(a)
863 862,013
Buckeye Partners LP, 4.50%, 03/01/28
(a)
..... 647 631,817
Calumet Specialty Products Partners LP, 9.75%,
07/15/28
(a)
...................... 456 437,342
Civitas Resources, Inc., 8.38%, 07/01/28
(a)
... 1,779 1,831,568
Crescent Energy Finance LLC, 9.25%,
02/15/28
(a) (b)
..................... 662 688,046
CVR Energy, Inc., 5.75%, 02/15/28
(a)
....... 533 512,074
Delek Logistics Partners LP, 7.13%, 06/01/28
(a) (b)
497 498,522

Schedule of Investments
(unaudited) (continued)
July 31, 2025
iShares
®
iBonds
®
2028 Term High Yield and Income ETF

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Oil, Gas & Consumable Fuels (continued)
Encino Acquisition Partners Holdings LLC,
8.50%, 05/01/28
(a)
................. USD 797 $ 813,936
Genesis Energy LP, 7.75%, 02/01/28 ....... 896 904,970
Harvest Midstream I LP, 7.50%, 09/01/28
(a)
... 1,057 1,069,456
Hess Midstream Operations LP
(a)
5.88% , 03/01/28 ................... 1,028 1,045,297
5.13% , 06/15/28 ................... 722 718,736
Hilcorp Energy I LP, 6.25%, 11/01/28
(a)
...... 832 835,757
Howard Midstream Energy Partners LLC, 8.88%,
07/15/28
(a)
...................... 736 769,218
Kinetik Holdings LP, 6.63%, 12/15/28
(a)
...... 1,387 1,416,214
Martin Midstream Partners LP, 11.50%,
02/15/28
(a)
...................... 511 540,991
Matador Resources Co., 6.88%, 04/15/28
(a)
... 670 680,768
Northern Oil & Gas, Inc., 8.13%, 03/01/28
(a)
... 935 944,519
PBF Holding Co. LLC, 6.00%, 02/15/28
(b)
.... 1,073 1,032,906
Sitio Royalties Operating Partnership LP, 7.88%,
11/01/28
(a)
...................... 798 832,612
SM Energy Co., 6.50%, 07/15/28 ......... 504 507,023
Sunoco LP
5.88% , 03/15/28 ................... 528 528,125
7.00% , 09/15/28
(a)
.................. 665 685,272
Tallgrass Energy Partners LP, 5.50%, 01/15/28
(a)
1,009 1,000,860
TerraForm Power Operating LLC, 5.00%,
01/31/28
(a)
...................... 952 937,890
Venture Global LNG, Inc., 8.13%, 06/01/28
(a)
.. 2,947 3,048,888
23,774,820
Paper & Forest Products — 0.7%
(a)
Ahlstrom Holding 3 Oy, 4.88%, 02/04/28 ..... 399 383,202
Clearwater Paper Corp., 4.75%, 08/15/28 .... 328 309,321
Domtar Corp., 6.75%, 10/01/28
(b)
......... 862 750,758
Mercer International, Inc., 12.88%, 10/01/28 .. 529 533,491
1,976,772
Passenger Airlines — 1.1%
(a)
American Airlines, Inc., 7.25%, 02/15/28
(b)
.... 1,006 1,026,207
Avianca Midco 2 plc, 9.00%, 12/01/28 ...... 1,464 1,394,820
VistaJet Malta Finance plc, 9.50%, 06/01/28
(b)
. 647 664,762
3,085,789
Personal Care Products — 0.6%
(a)
Edgewell Personal Care Co., 5.50%, 06/01/28
(b)
968 961,312
Prestige Brands, Inc., 5.13%, 01/15/28 ...... 573 567,916
1,529,228
Pharmaceuticals — 3.2%
Bausch Health Cos., Inc.
(a)
4.88% , 06/01/28 ................... 2,122 1,876,857
11.00% , 09/30/28 .................. 2,359 2,423,652
Elanco Animal Health, Inc., 6.65%, 08/28/28
(b) (c)
972 1,006,374
Mallinckrodt International Finance SA, 14.75%,
11/14/28
(a)
...................... 595 612,080
Organon & Co., 4.13%, 04/30/28
(a)
........ 2,924 2,766,172
8,685,135
Professional Services — 0.7%
(a)
CoreLogic, Inc., 4.50%, 05/01/28 ......... 994 936,799
KBR, Inc., 4.75%, 09/30/28 ............. 333 320,951
Science Applications International Corp., 4.88%,
04/01/28 ....................... 524 515,063
1,772,813
Real Estate Management & Development — 1.1%
(a)
Cushman & Wakefield US Borrower LLC, 6.75%,
05/15/28 ....................... 892 898,439
Five Point Operating Co. LP, 10.50%, 01/15/28
(c)
695 702,026
Forestar Group, Inc., 5.00%, 03/01/28 ...... 397 393,537
Security
Par (000)
Par (000) Value
Real Estate Management & Development (continued)
Howard Hughes Corp. (The), 5.38%, 08/01/28 . USD 1,009 $ 1,003,036
2,997,038
Semiconductors & Semiconductor Equipment — 0.5%
(a)
Entegris, Inc., 4.38%, 04/15/28 .......... 572 556,827
ON Semiconductor Corp., 3.88%, 09/01/28 ... 907 875,311
1,432,138
Software — 2.7%
(a)
Clarivate Science Holdings Corp., 3.88%,
07/01/28 ....................... 1,231 1,178,743
Consensus Cloud Solutions, Inc., 6.50%,
10/15/28
(b)
...................... 445 442,737
Fair Isaac Corp., 4.00%, 06/15/28 ......... 1,157 1,118,111
GoTo Group, Inc., 5.50%, 05/01/28 ........ 480 404,645
Helios Software Holdings, Inc., 4.63%, 05/01/28 459 433,377
NCR Voyix Corp., 5.00%, 10/01/28 ........ 863 848,585
Open Text Corp., 3.88%, 02/15/28 ........ 1,251 1,205,225
PTC, Inc., 4.00%, 02/15/28 ............. 658 641,027
Rocket Software, Inc., 9.00%, 11/28/28 ..... 1,044 1,077,314
7,349,764
Specialized REITs — 0.6%
Iron Mountain, Inc.
(a)
5.25% , 03/15/28 ................... 1,072 1,066,548
5.00% , 07/15/28 ................... 668 659,697
1,726,245
Specialty Retail — 3.1%
Advance Auto Parts, Inc., 5.95%, 03/09/28 ... 432 434,009
Asbury Automotive Group, Inc., 4.50%, 03/01/28 548 537,731
Bath & Body Works, Inc., 5.25%, 02/01/28
(b)
... 584 585,167
Carvana Co., 9.00%, (9.00% Cash or 12.00%
PIK), 12/01/28
(a) (d)
................. 832 852,295
eG Global Finance plc, 12.00%, 11/30/28
(a)
... 1,454 1,608,816
Evergreen Acqco 1 LP, 9.75%, 04/26/28
(a)
.... 529 550,799
Group 1 Automotive, Inc., 4.00%, 08/15/28
(a)
.. 977 941,488
Ken Garff Automotive LLC, 4.88%, 09/15/28
(a)
. 516 502,366
PetSmart, Inc., 4.75%, 02/15/28
(a)
......... 1,553 1,525,240
White Cap Buyer LLC, 6.88%, 10/15/28
(a) (b)
... 851 849,140
8,387,051
Technology Hardware, Storage & Peripherals — 0.2%
Xerox Holdings Corp., 5.50%, 08/15/28
(a)
.... 1,008 667,921
Trading Companies & Distributors — 2.0%
FTAI Aviation Investors LLC, 5.50%, 05/01/28
(a)
1,326 1,326,401
United Rentals North America, Inc., 4.88%,
01/15/28 ....................... 2,211 2,197,544
WESCO Distribution, Inc., 7.25%, 06/15/28
(a)
.. 1,769 1,793,620
5,317,565
Total Long-Term Investments — 97 .7%
(Cost: $ 260,951,427 ) .............................. 264,127,627

Schedule of Investments
(unaudited) (continued)
July 31, 2025
iShares
®
iBonds
®
2028 Term High Yield and Income ETF

(Percentages shown are based on Net Assets)
Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the period ended July 31, 2025 for purposes of Section 2(a)(3) of the Investment Company Act of 1940,
as amended, were as follows:
Security
Shares
Shares Value
Short-Term Securities
Money Market Funds — 10.5%
(e)(f)
BlackRock Cash Funds: Institutional, SL Agency
Shares , 4.44%
(g)
................... 22,739,483 $ 22,748,578
BlackRock Cash Funds: Treasury, SL Agency
Shares , 4.30% .................... 5,667,943 5,667,943
Total Short-Term Securities — 10 .5%
(Cost: $ 28,414,876 ) ............................... 28,416,521
Total Investments — 108 .2%
(Cost: $ 289,366,303 ) .............................. 292,544,148
Liabilities in Excess of Other Assets — (8.2) % ............. (22,060,580)
Net Assets — 100.0% ...............................
$ 270,483,568
(a)
Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.
(b)
All or a portion of this security is on loan.
(c)
Step coupon security. Coupon rate will either increase (step-up bond) or decrease (step-down bond) at regular intervals until maturity. Interest rate shown reflects the rate currently in effect.
(d)
Payment-in-kind security which may pay interest/dividends in additional par/shares and/or in cash. Rates shown are the current rate and possible payment rates.
(e)
Affiliate of the Fund.
(f)
Annualized 7-day yield as of period end.
(g)
All or a portion of this security was purchased with the cash collateral from loaned securities.
Affiliated Issuer
Value at
10/31/24
Purchases
at Cost
Proceeds
from Sales
Net
Realized
Gain (Loss)
Change in
Unrealized
Appreciation
(Depreciation)
Value at
07/31/25
Shares
Held at
07/31/25 Income
Capital Gain
Distributions
from
Underlying
Funds
BlackRock Cash Funds:
Institutional, SL Agency
Shares .............. $ 15,235,762 $ 7,518,171
(a)
$ — $ (3,155) $ (2,200) $ 22,748,578 22,739,483 $ 64,000
(b)
$ —
BlackRock Cash Funds:
Treasury, SL Agency Shares 1,046,862 4,621,081
(a)
— — — 5,667,943 5,667,943 63,744 —
$ (3,155) $ (2,200) $ 28,416,521 $ 127,744 $ —
— —
(a)
Represents net amount purchased (sold).
(b)
All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of collateral investment fees, and other payments to and from borrowers of securities.

Schedule of Investments
(unaudited) (continued)
July 31, 2025
iShares
®
iBonds
®
2028 Term High Yield and Income ETF

Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments at the measurement date. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:
Level 1 — Unadjusted price quotations in active markets/exchanges that the Fund has the ability to access for identical assets or liabilities;
Level 2 — Inputs other than quoted prices included within Level 1 that are observable for the asset or liability, either directly or indirectly; and
Level 3 — Inputs that are unobservable and significant to the entire fair value measurement for the asset or liability (including the Valuation Committee's assumptions used in determining the fair value of financial instruments).
The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.
The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds, that may not have a secondary market, and/ or may have a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of financial instruments, refer to its most recent financial statements.
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund's financial instruments into major categories is disclosed in the Schedule of Investments above.
Level 1 Level 2 Level 3 Total
Assets
Investments
Long-Term Investments
Corporate Bonds ......................................... $ — $ 264,127,627 $ — $ 264,127,627
Short-Term Securities
Money Market Funds ...................................... 28,416,521 — — 28,416,521
$ 28,416,521 $ 264,127,627 $ — $ 292,544,148
Currency Abbreviation
USD United States Dollar
Portfolio Abbreviation
DAC Designated Activity Company
PIK Payment-In-Kind
REIT Real Estate Investment Trust